Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2015
Debt Disclosure
Loans And Credit Facilities Amounts Outstanding
Debt instruments	Borrowers-Issuers	June 30, 2015	December 31, 2014

$340.0 million Credit Facility	Pegasus-Lance-Seacrown-Fareastern	315,000	325,000
$250.0 million Senior Unsecured Notes	Dynagas LNG Partners LP - Dynagas Finance Inc.	250,000	250,000
Total		$565,000	$575,000
Less current portion		$20,000	$20,000

Long-term portion		$545,000	$555,000

Minimum Annual Principal Payments
Period/ Year ending December 31,	Amount
July to December 2015 (period)	$10,000
2016	20,000
2017	20,000
2018	20,000
2019	270,000
2020 and thereafter	225,000

Total	$565,000